ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT

	As of December 31,
	2025	2024
	US$	US$
Accrued service expenses	4,477	3,932
Accrued professional fees	1,648	942
Payroll and social welfare payables	1,613	4,438
Other payables	—	158
Accrued office expense	—	111
Accrued expenses and other liabilities	7,738	9,581

Kukugan Invest [Member]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT

	Successor	Predecessor
	As of June 30, 2026	As of December 31, 2025
	US$	US$
Accrued service expenses	1,179	4,477
Accrued professional fees	38,429	1,648
Payroll and social welfare payables	3,582	1,613
Accrued expenses and other liabilities	43,190	7,738